STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK  10038

March 19, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:           Dreyfus BNY Mellon Funds, Inc.
(Registration Nos:  333-192305 and 811-22912)

Ladies and Gentlemen:

On behalf of Dreyfus BNY Mellon Funds, Inc. (the “Company”), transmitted for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 6 (the “Amendment”) to the Company’s Registration Statement on Form N-1A (the “Registration Statement”).  The Amendment relates to Post-Effective Amendment No. 2 (“Amendment No. 2”) to the Registration Statement, filed with the Securities and Exchange Commission (the “Commission”) on January 27, 2014 for the purpose of adding three new series to the Company: Dreyfus Alternative Diversifier Strategies Fund (“ADS Fund”), Dreyfus Select Managers Long/Short Equity Fund (“Long/Short Fund”) and Dreyfus TOBAM Emerging Markets Fund (“TOBAM Fund”) (each a “fund” and collectively, the “funds”).

The Amendment is being filed in order to respond to comments of the staff (the “Staff”) of the Commission on Amendment No. 2 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on March 13, 2014 and to make certain other revisions.  The prospectuses for the funds and the statement of additional information (“SAI”) included in the Amendment are marked to indicate changes from those versions filed as part of Amendment No. 2.

Our responses to the Staff’s comments are below.  For the convenience of the Staff, and for completeness purposes, the Staff’s comments have been restated in their entirety, and the response is set out immediately following each comment.  We have considered comments made by the Staff with respect to one section of the Registration Statement as applicable to similar disclosure elsewhere in the Registration Statement.

All Funds

Fund Summary—Fees and Expenses

1.
Staff Comment:  Please confirm whether the board of directors may terminate the expense waiver/reimbursement discussed in the footnotes before the termination date noted.  Please also disclose if The Dreyfus Corporation (“Dreyfus”) may recoup any waived fees, along with the terms of such recoupment.

Response:  The expense waiver/reimbursement may only be terminated prior to the termination date noted upon termination of the Management Agreement between the Company, on behalf of each fund, and Dreyfus.  Amounts waived or reimbursed by Dreyfus under the expense waiver/reimbursement are not subject to recoupment by Dreyfus.

ADS Fund

Fund Summary—Principal Investment Strategy

2.	Staff Comment: Please disclose the maximum percentage of the fund’s assets that may be invested in derivatives.

Response:  The following sentence has been added to the last paragraph:  “There is no limit to the amount of the fund’s assets that may be invested in derivative instruments, either directly or through underlying funds.”

3.	Staff Comment: In the “Long/short equity strategies” paragraph, please describe the process of selling securities short.

Response:  The following sentence has been moved up in the Fund Summary—Principal Investment Strategy section to the indicated paragraph:  “A short sale involves the sale of a security that the fund or underlying fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price.”

4.	Staff Comment: In the “Absolute return hedge strategies” paragraph, please provide an example of an “absolute performance objective.”

Response:  The indicated paragraph has been revised to clarify the strategies’ objective.

5.	Staff Comment: In the “Global macro strategies” paragraph, please describe what “commodity instruments” are in the third sentence.

Response:  The referenced sentence has been revised as follows: “. . . or currencies or commodity instruments through a variety of investment techniques, including futures, forward, option and swap contracts, structured notes and ETFs.”

6.	Staff Comment: In the tenth paragraph, please disclose the name of the entity that will determine the use of the funds alternative investment strategies, etc. as referred to in this paragraph.

Response:  Dreyfus, the fund’s investment adviser, has been added as the name of the entity.

7.
Staff Comment:  The third sentence of the tenth paragraph states that “[____] has the discretion to change the fund’s investment strategies . . .”  Please confirm supplementally that no new investment strategy will be implemented without adding a description of such strategy to the prospectus prior to implementation.

Response:  We have been advised by fund management that no new investment strategy will be implemented without adding a description of such strategy to the prospectus prior to implementation.

8.
Staff Comment:  In Principal Investment Strategy, it states that the fund may invest in total return swaps.  Please note that the Commission has issued a concept release exploring issues relating to the use of derivatives by funds, including whether current market practices involving derivatives are consistent with the leverage provisions of the 1940 Act.  See Investment Company Act Release No. 29776 (Aug. 31, 2011).  Accordingly, please be aware that the Commission or the Staff could issue future guidance related to derivatives (such as total return swaps) and leverage, including guidance related to coverage requirements, that could impact the manner in which the fund operates.

Response:  We understand that the Commission or the Staff could issue such future guidance.  Please note the following sentence that is the last sentence in Derivatives risk in Fund Details—Investment Risks:  “Future rules and regulations of the Securities and Exchange Commission (SEC) may impact the fund’s operations as described in this prospectus.”

Fund Summary—Principal Risks

9.	Staff Comment: Please consider whether language describing the specific risks of investing in small and mid-cap stocks should be added to this section.

Response:  The risk factor Market capitalization risk (small-, mid- and large-cap stock risk) listed as an additional risk in Fund Details—Investment Risks has been moved up as a principal risk and a summary version has been added to Fund Summary—Principal Risks.

10.
Staff Comment:  With respect to the “Financial services sector risk” disclosure, if investing in securities and other obligations of issuers in the financial services sector is a principal investment strategy of the fund, please so disclose in Fund Summary—Principal Investment Strategy.

Response:  We have been advised by fund management that investing in securities and other obligations of issuers in the financial services sector is not a principal investment strategy of the fund.  This risk factor, therefore, has been moved out of Fund Summary—Principal Risks and has been moved down to be an additional risk factor in Fund Details—Investment Risks.

11.
Staff Comment:  With respect to the “High portfolio turnover risk” disclosure, if active trading is a principal investment strategy of the fund, please so disclose in Fund Summary—Principal Investment Strategy.

Response:  We have been advised by fund management that active trading is not expected to be a principal investment strategy of the fund and, accordingly, the risk factor High portfolio turnover risk has been revised as Portfolio turnover risk and removed from Fund Summary—Principal Risks and included as an additional risk under Fund Details—Investment Risks.

Fund Summary—Portfolio Management

12.
Staff Comment:  Please remove unnecessary language from this section, such as by deletion of the phrase “responsible for evaluating and recommending underlying funds and subadvisers for the fund” in the second sentence.

Response:  As there is now no portfolio allocation manager, this section has been simplified.  The first two sentences are the following:  “The fund’s investment adviser is Dreyfus.  Jeffrey M. Mortimer, CFA, is the fund’s primary portfolio manager, a position he has held since the fund’s inception in 2014.”

Fund Details—Goal and Approach

13.
Staff Comment:  In the “Commodities strategies” paragraph, it is stated that commodities strategies seek to gain exposure to commodities markets “generally by investing in commodity-linked derivative instruments and commodity-linked equity and fixed-income securities.” (emphasis supplied)  Please disclose if the fund will use any other investments to gain exposure to commodities markets other than the investments listed.

Response:  We have revised the referenced sentence as follows:  “Commodities strategies seek to gain exposure to commodities markets by investing in commodity-linked derivative instruments and commodity-linked equity and fixed-income securities and commodity-related ETFs.”

14.
Staff Comment:  In the fourth paragraph under the “Absolute Return Hedge Strategies” heading, it is stated that an unaffiliated underlying fund will invest in loans.  Please disclose if the loans in which this underlying fund will invest will be rated below investment grade.  Also, if investing in such loans will be a principal investment strategy of the fund, please so disclose in Fund Summary—Principal Investment Strategy.

Response:  The reference to investing in loans has been removed.  The following risk factor has been added to Fund Details—Goal and Approach and a summary version has been added to Fund Summary—Principal Investment Strategy:

•
High yield securities risk.  High yield (‘‘junk’’) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.  The prices of high yield securities can fall in response to bad news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.

Fund Details—Investment Risks

15.
Staff Comment:  The risks of investing in small and mid-cap stocks are disclosed as part of the “Market Capitalization risk” disclosure, which is included as an additional risk of investing in the fund.  Please consider whether the risks of investing in small and mid-cap stocks should be disclosed as a principal risk of investing in the fund.

Response:  Please see also the response to Comment No. 9.

Long/Short Fund

Fund Summary—Principal Investment Strategy

16.
Staff Comment:  The first sentence of the second paragraph states that the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (the “Long/Short 80% Policy”).  If the fund will invest in derivatives as a substitute for equity securities for the purposes of the Long/Short 80% Policy, please so disclose and disclose that these derivatives will have economic characteristics similar to equity securities.  Also, please supplementally confirm that the fund will value such derivatives at market (rather than notional) value.

Response:  The following sentence has been added as the last sentence of the fourth paragraph:  “To the extent such instruments have similar economic characteristics to equity securities as described in the fund’s policy with respect to the investment of at least 80% of its net assets, these investments will be considered investments included within such policy.”  We have been advised by fund management that any derivatives used as a substitute for equity securities for the purpose of the Long/Short 80% Policy will be valued at market (rather than notional) value.

17.
Staff Comment:  The first sentence of the third paragraph states that the fund will maintain short positions in equity securities and “equity-related instruments.”  Please clarify what these equity-related instruments are and, if they are a principal investment strategy of the fund, please so disclose.

Response:  The referenced sentence has been revised as follows: “The fund expects to maintain significant short positions in equity securities and equity-related instruments, including the derivative instruments described below and shares of exchange-traded funds (ETFs).”

18.
Staff Comment:  The “Market sector risk” disclosure states that “[t]he fund may significantly overweight or underweight certain companies, industries or market sectors.”  Please add this phrase to Fund Summary—Principal Investment Strategy.

Response:  The referenced phrase has been added as the last sentence of the second paragraph.

19.
Staff Comment:  With respect to the High portfolio turnover risk disclosure, if active trading is a principal investment strategy of the fund, please so disclose in Fund Summary—Principal Investment Strategy.

Response:  We have been advised by fund management that active trading is not expected to be a principal investment strategy of the fund and, accordingly, the risk factor High portfolio turnover risk has been revised as Portfolio turnover risk and removed from Fund Summary—Principal Risks and included as an additional risk under Fund Details—Investment Risks.

Fund Summary—Portfolio Management

20.	Staff Comment: Please move the disclosure regarding Christopher E. Crerend and Jeffrey A. Brozek under the sub-heading “Subadvisers and Primary Portfolio Managers.”

Response:  The request has been made.

Fund Details—Goal and Approach

21.
Staff Comment:  The fifth and sixth sentences of the second paragraph list certain types of securities in which the fund may invest besides common stocks, including securities issued by real estate investment trusts (“REITs”).  If any of the types of securities listed in these sentences are principal investment strategies of the fund, please so disclose in Fund Summary—Principal Investment Strategy.

Response:  We have been advised by fund management that none of the security types listed in the referenced sentences, other than common stocks and ETFs, are principal investment strategies of the fund, including REITs.  The following sentence has been added to Fund Summary—Principal Investment Strategy:  “The fund invests principally in common stocks, including securities issued by other investment companies, such as exchange-traded funds (ETFs), … .” and ETF and other investment company risk has been moved up in Fund Details—Investment Risks as a principal risk and a summary version has been added to Fund Summary—Principal Risks.

Fund Details—Investment Risks

22.
Staff Comment:  “Foreign currency risk” and “REIT risk” are included as additional risks of investing in the fund.  If foreign currencies and/or REITs are a principal investment strategy of investing in the fund, please include these risk disclosures as a principal risk of investing in the fund.

Response:  We have been advised by fund management that neither trading in foreign currencies nor investing in REITs is a principal investment strategy of the fund, thus, neither of the referenced risk disclosures has been included as principal risks of investing in the fund.

23.
Staff Comment:  The penultimate paragraph describes the risks of investing in fixed-income securities.  If the fund will invest in fixed-income securities, please include disclosure in Details—Goal and Approach.  If the fund does not intend to invest in fixed-income securities, please move this disclosure to the SAI.

Response:  Please note the following sentence, which is the last sentence of the second paragraph of Details—Goal and Approach:  “The fund may invest, to a limited extent, in bonds and other fixed-income securities.”

TOBAM Fund

Fund Summary—Principal Investment Strategy

24.
Staff Comment:  Please confirm supplementally that, for purposes of compliance with its policy with respect to the investment of 80% of its net assets plus any borrowings for investment purposes (the “TOBAM 80% Policy”), the fund will value any derivative or other strategic instruments with similar economic characteristics to common stock and other equity securities at their market (and not notional) value.

Response:  We have been advised by fund management that, for the purposes of compliance with the TOBAM 80% Policy, to the extent that the fund invests in derivatives and other strategic instruments with economic characteristics similar to common stocks and equity securities, the fund will value these derivatives at market (rather than notional) value.

25.
Staff Comment:  As stated in the first paragraph of Fund Summary—Principal Investment Strategy, one basis the fund uses to determine whether a company is economically tied to an emerging market is that a company is “organized” in an emerging market country.  Please explain how the assets of a company that is “organized” in an emerging market country are exposed to the economic fortunes and risks of that country.

Response:  We understand Investment Company Names, Investment Company Act Release No. 24828, at n.26 (Jan. 17, 2001) (the “Names Release”) as stating that the “tied economically” test in Rule 35d-1(a)(3)(i) for funds with names suggesting investment in certain geographic regions is an expansion of the three criteria specified in Rule 35d-1 as originally proposed, which included “organized under the laws of the country or of a country within the geographic region suggested by the company’s name or that maintain their principal place of business in that country or region.”  The Names Release explains that the specific criteria would be “too restrictive” and that the disclosure approach being adopted would allow an investment company the flexibility to invest in “additional types of investments that are not addressed by the three proposed criteria,” implying that the three criteria are a subset of the “tied economically” standard as adopted in the final rule.  Since the “organized” standard is one of the three sufficient criteria, we believe the “tied economically” standard is satisfied.

26.	Staff Comment: Please add disclosure regarding the sell strategy used for the fund.

Response:  The following three sentences from Fund Details—Goal and Approach have been added at the end of the second paragraph in Fund Summary—Principal Investment Strategy:

Securities are bought or sold in relation to their relative diversification benefits within the fund’s portfolio.  A security will be removed from the portfolio when the portfolio managers believe it no longer provides a benefit in terms of diversification relative to the other securities in the fund’s portfolio.  Conversely, a new security will be added to the fund’s portfolio when the portfolio managers believe it presents a meaningful diversification benefit.

Fund Summary—Principal Risks

27.
Staff Comment:  In Country, industry and market sector risk, please explain the relevance of overweighting or underweighting relative to the Morgan Stanley Capital International Emerging Markets Index (the “MSCI EM Index”) considering the fund is not an index fund.

Response:  The referenced sentence has been revised as follows:  “The fund may significantly overweight or underweight, relative to the MSCI® EM Index (the fund’s benchmark index), certain countries, companies, industries or market sectors, . . ..”

28.
Staff Comment:  The fund includes Growth and value stock risk as a principal investment risk, but does not disclose a corresponding strategy in Fund Summary—Principal Investment Strategy.  If investing in growth and value stocks is a principal investment strategy of the fund, please so disclose.

Response:  The following sentence has been added at the end of the second paragraph (and similarly in Fund Details—Goal and Approach):  “As a result of the subadviser’s stock selection and portfolio construction methodologies, the fund may hold both growth-oriented and value-oriented securities.”

Fund Summary—Portfolio Management

29.
Staff Comment:  Please delete unnecessary language so that the paragraph includes only the items called for by Item 5 of Form N-1A (the name of each investment adviser and sub-adviser and the name, title and length of service of each portfolio manager), specifically, by deleting the second sentence.

Response:  The requested change has been made.

Fund Details—Goal and Approach

30.
Staff Comment:  The last sentence of the first paragraph and the first two sentences of the second paragraph of Fund Details—Goal and Approach list certain types of securities in which the fund may invest besides common stocks, including participatory notes, depositary receipts and REITs.  If any of the types of securities listed in these sentences are principal investment strategies of the fund, please so disclose in Fund Summary—Principal Investment Strategy.

Response:  We have been advised by fund management that none of the securities mentioned in the referenced sentences (other than common stocks) are principal investment strategies of the fund.  Therefore, no further disclosure has been added.

Fund Details—Investment Risks

31.
Staff Comment:  With respect to the “High portfolio turnover risk” disclosure, if active trading is a principal investment strategy of the fund, please so disclose in Fund Summary—Principal Investment Strategy.

Response:  We have been advised by fund management that active trading is not anticipated to be a principal investment strategy of the fund.  As a result, no disclosure has been added to Fund Summary—Principal Investment Strategy, and the risk factor has not been moved up to the first section in Details—Investment Risks as a principal risk.

Fund Details—Management

32.	Staff Comment: The fourth sentence of the third paragraph states: “TOBAM also has been regulated by the SEC since 2011.” Please confirm that TOBAM is a registered investment adviser.

Response:  This sentence has been removed, and the second sentence of the referenced paragraph has been revised as follows:  “TOBAM was founded in 2006 and has been registered as an investment adviser with the SEC since 2011.”

Shareholder Guide—Buying and Selling Shares

33.
Staff Comment:  The first paragraph currently contains the following disclosure: “[f]orward currency contracts will be valued at the forward rate obtained from an independent pricing service approved by the fund’s board.”  Please clarify this disclosure and supplementally confirm that the forward rate is the market value.

Response:  The indicated disclosure has been revised as follows:  “Forward currency contracts will be valued using the forward rate obtained from an independent pricing service approved by the fund’s board.”  We have been advised by fund management that the forward rate is the market value of forward currency contracts.

* * * * *

We hope the Staff finds that this letter and the revisions to the prospectuses and SAI are responsive to the Staff’s comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.5698 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:           Janna Manes